UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21745

Eaton Vance Tax-Managed Global Buy-Write

Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund (ETW)

Semiannual Report

June 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund currently distributes monthly cash distributions equal to $0.0973 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report June 30, 2014

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

Table of Contents

Performance	2

Fund Profile	3

Fund Snapshot	4

Endnotes and Additional Disclosures	5

Financial Statements	6

Annual Meeting of Shareholders	24

Board of Trustees’ Contract Approval	25

Officers and Trustees	28

Important Notices	29

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Performance1

Portfolio Managers Walter A. Row III, CFA, CMT, David Stein, Ph.D. and Thomas Seto

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	09/30/2005	6.20%	20.23%	12.73%	7.29%
Fund at Market Price	—	10.56	26.45	12.93	6.79
S&P 500 Index	—	7.14%	24.61%	18.82%	7.74%
NASDAQ-100 Index	—	7.87	34.15	22.41	11.47
FTSE Eurotop 100 Index	—	5.81	28.45	12.46	5.87
Nikkei-225 Stock Average	—	–3.50	8.70	7.71	2.58
CBOE S&P 500 BuyWrite Index	—	5.66	14.12	10.49	4.72
CBOE NASDAQ-100 BuyWrite Index	—	3.93	15.31	9.88	3.53
Blend of 33% S&P 500 Index, 22% NASDAQ-100 Index, 34% FTSE Eurotop 100 Index and 11% Nikkei-225 Stock Average	—	5.69	26.21	16.38	7.58

% Premium/Discount to NAV[2]
					–4.06%

Distributions[3]
Total Distributions per share for the period					$0.584
Distribution Rate at NAV					8.78%
Distribution Rate at Market Price					9.15%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com

2

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Fund Profile

Sector Allocation (% of total investments)[4]

Country Allocation (% of total investments)[4]

Top 10 Holdings (% of total investments)[4]

Apple, Inc.	4.4%
Microsoft Corp.	2.7
Nestle SA	1.8
Roche Holding AG PC	1.6
Novartis AG	1.4
Intel Corp.	1.4
Google, Inc., Class A	1.4
Google, Inc., Class C	1.3
QUALCOMM, Inc.	1.3
Gilead Sciences, Inc.	1.2
Total	18.5%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Fund Snapshot

Objective	The primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

Strategy	The Fund invests in a diversified portfolio of common stocks and writes call options on one or more U.S. and foreign indices on a substantial portion of the value of its common stock portfolio to generate current earnings from the option premium. The Fund evaluates returns on an after tax basis and seeks to minimize and defer federal income taxes incurred by shareholders in connection with their investment in the Fund.

Options Strategy	Write Index Covered Calls
Equity Benchmark[1]	33% S&P 500 Index 22% NASDAQ-100 Index 34% FTSE Eurotop 100 Index 11% Nikkei-225 Stock Average
Morningstar Category	World Stock
Distribution Frequency	Monthly
Common Stock Portfolio
Positions Held	454
% US / Non-US	54.6/45.4
Average Market Cap	$127.3 Billion
Call Options Written
% of Stock Portfolio	95%
Average Days to Expiration	15 days
% Out of the Money	0.3%

The following terms as used in the Fund snapshot:

Average Market Cap: An indicator of the size of the companies in which the Fund invests and is the sum of each security’s weight in the portfolio multiplied by its market cap. Market Cap is determined by multiplying the price of a share of a company’s common stock by the number of shares outstanding.

Call Option: For an index call option, the buyer has the right to receive from the seller (or writer) a cash payment at the option expiration date equal to any positive difference between the value of the index at contract expiration and the exercise price. The buyer of a call option makes a cash payment (premium) to the seller (writer) of the option upon entering into the option contract.

Covered Call Strategy: A strategy of owning a portfolio of common stocks and writing call options on all or a portion of such stocks to generate current earnings from option premium.

Out of the Money: For a call option on an index, the extent to which the exercise price of the option exceeds the current price of the value of the index.

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ-100 Index includes 100 of the largest domestic and international securities (by market cap), excluding financials, listed on NASDAQ. FTSE Eurotop 100 Index is a tradable index designed to represent the performance of the 100 most highly capitalized blue-chip companies in Europe. The return for the FTSE Eurotop 100 Index is calculated in U.S. dollars. Nikkei-225 Stock Average is an unmanaged, price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. CBOE S&P 500 BuyWrite Index measures the performance of a hypothetical buy-write strategy on the S&P 500 Index. CBOE NASDAQ-100 BuyWrite Index measures the performance of a theoretical portfolio that owns stocks included in the NASDAQ-100 Index and writes (sells) NASDAQ-100 Index covered call options. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[2]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. In recent years, a significant portion of the Fund’s distributions has been characterized as a return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[4]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund snapshot and profile subject to change due to active management.

5

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 100.1%

Security	Shares	Value

Aerospace & Defense — 1.7%
Airbus Group NV	56,122	$3,762,868
General Dynamics Corp.	6,866	800,232
Honeywell International, Inc.	59,872	5,565,102
L-3 Communications Holdings, Inc.	5,966	720,395
Northrop Grumman Corp.	15,716	1,880,105
Raytheon Co.	46,494	4,289,072
Rolls-Royce Holdings PLC(1)	272,487	4,978,537
Textron, Inc.	43,608	1,669,750

		$23,666,061

Air Freight & Logistics — 0.3%
Deutsche Post AG	61,060	$2,203,955
Expeditors International of Washington, Inc.	33,631	1,485,145
United Parcel Service, Inc., Class B	2,894	297,098

		$3,986,198

Auto Components — 0.9%
Aisin Seiki Co., Ltd.	10,200	$406,021
Compagnie Generale des Etablissements Michelin, Class B	26,277	3,137,532
Dana Holding Corp.	46,794	1,142,710
Denso Corp.	60,300	2,880,567
Johnson Controls, Inc.	60,056	2,998,596
Toyoda Gosei Co., Ltd.	12,800	266,074
Toyota Industries Corp.	6,400	330,690
Yokohama Rubber Co., Ltd. (The)	151,000	1,307,150

		$12,469,340

Automobiles — 1.4%
Daimler AG	132,059	$12,336,234
Ford Motor Co.	47,101	812,021
Honda Motor Co., Ltd.	98,400	3,433,643
Isuzu Motors, Ltd.	199,000	1,317,772
Mazda Motor Corp.	245,000	1,149,765
Toyota Motor Corp.	21,500	1,287,261

		$20,336,696

Banks — 6.1%
Banco Bilbao Vizcaya Argentaria SA	1,093,541	$13,937,633
Banco Santander SA	526,565	5,502,212
Bank of America Corp.	125,000	1,921,250
Barclays PLC	1,076,485	3,921,394
BB&T Corp.	34,843	1,373,860

Security	Shares	Value

Banks (continued)
BNP Paribas SA	92,220	$6,267,155
Citigroup, Inc.	12,000	565,200
Credit Agricole SA	243,088	3,432,124
Danske Bank A/S	77,886	2,201,720
Fifth Third Bancorp	112,006	2,391,328
First Horizon National Corp.	39,470	468,114
First Republic Bank	23,946	1,316,791
Hiroshima Bank, Ltd. (The)	87,000	415,826
HSBC Holdings PLC	499,100	5,063,405
Huntington Bancshares, Inc.	307,053	2,929,286
Intesa Sanpaolo SpA	877,898	2,708,604
JPMorgan Chase & Co.	63,787	3,675,407
KBC Groep NV(1)	22,722	1,236,102
KeyCorp	270,142	3,871,135
Lloyds Banking Group PLC(1)	1,918,446	2,438,483
Mizuho Financial Group, Inc.	155,441	319,509
PNC Financial Services Group, Inc. (The)	41,011	3,652,030
Shinsei Bank, Ltd.	390,000	878,420
Standard Chartered PLC	301,123	6,154,978
Sumitomo Mitsui Financial Group, Inc.	8,108	340,186
SunTrust Banks, Inc.	19,446	779,007
U.S. Bancorp	40,749	1,765,247
UniCredit SpA	326,003	2,725,832
Wells Fargo & Co.	63,068	3,314,854
Zions Bancorporation	41,793	1,231,640

		$86,798,732

Beverages — 1.5%
Coca-Cola Co. (The)	122,103	$5,172,283
Constellation Brands, Inc., Class A(1)	33,994	2,995,891
Heineken Holding NV	24,773	1,627,959
Heineken NV	8,449	606,461
Kirin Holdings Co., Ltd.	59,000	851,891
PepsiCo, Inc.	75,676	6,760,894
Pernod-Ricard SA	15,528	1,865,232
Takara Holdings, Inc.	84,000	737,353

		$20,617,964

Biotechnology — 3.0%
Amgen, Inc.	86,623	$10,253,564
BioMarin Pharmaceutical, Inc.(1)	19,589	1,218,632
Celgene Corp.(1)	144,390	12,400,213
Gilead Sciences, Inc.(1)	213,454	17,697,471
Regeneron Pharmaceuticals, Inc.(1)	4,161	1,175,358

		$42,745,238

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Building Products — 0.3%
Asahi Glass Co., Ltd.	38,776	$228,611
Daikin Industries, Ltd.	63,100	3,982,414

		$4,211,025

Capital Markets — 1.2%
Affiliated Managers Group, Inc.(1)	4,285	$880,139
Deutsche Bank AG	104,605	3,676,340
Franklin Resources, Inc.	30,712	1,776,382
GAM Holding AG	58,376	1,111,078
Julius Baer Group, Ltd.	76,144	3,137,080
Lazard, Ltd., Class A	48,066	2,478,283
Morgan Stanley	79,502	2,570,300
State Street Corp.	26,469	1,780,305

		$17,409,907

Chemicals — 2.4%
Air Products and Chemicals, Inc.	32,423	$4,170,246
Akzo Nobel NV	10,908	817,873
BASF SE	80,346	9,346,132
Daicel Corp.	51,000	487,625
Dow Chemical Co. (The)	14,120	726,615
Eastman Chemical Co.	22,750	1,987,212
Johnson Matthey PLC	82,005	4,348,351
Kaneka Corp.	57,000	356,885
Linde AG	16,210	3,444,561
Mitsubishi Gas Chemical Co., Inc.	55,000	352,201
Monsanto Co.	4,840	603,742
Nitto Denko Corp.	39,400	1,845,551
Shin-Etsu Chemical Co., Ltd.	34,500	2,097,883
Showa Denko KK	236,000	335,788
Solvay SA	5,637	970,186
Sumitomo Chemical Co., Ltd.	136,000	514,106
Toray Industries, Inc.	66,000	434,282
Tosoh Corp.	173,000	839,077

		$33,678,316

Commercial Services & Supplies — 0.4%
SECOM Co., Ltd.	53,800	$3,284,243
Waste Management, Inc.	47,101	2,106,828

		$5,391,071

Communications Equipment — 2.4%
Cisco Systems, Inc.	623,999	$15,506,375
QUALCOMM, Inc.	229,626	18,186,379

Security	Shares	Value

Communications Equipment (continued)
Riverbed Technology, Inc.(1)	30,121	$621,397

		$34,314,151

Construction & Engineering — 0.3%
Chiyoda Corp.	69,000	$836,260
Ferrovial SA	81,605	1,818,236
JGC Corp.	67,000	2,038,104

		$4,692,600

Construction Materials — 0.2%
CRH PLC	62,332	$1,596,777
Imerys SA	4,825	406,914
Lafarge SA	4,914	427,317

		$2,431,008

Consumer Finance — 0.5%
American Express Co.	45,990	$4,363,071
Credit Saison Co., Ltd.	45,600	949,408
Navient Corp.	50,603	896,179
SLM Corp.	50,603	420,511

		$6,629,169

Containers & Packaging — 0.2%
Owens-Illinois, Inc.(1)	22,708	$786,605
Sealed Air Corp.	27,433	937,386
Toyo Seikan Kaisha, Ltd.	25,700	395,088

		$2,119,079

Distributors — 0.4%
Genuine Parts Co.	43,642	$3,831,767
LKQ Corp.(1)	61,930	1,652,912

		$5,484,679

Diversified Consumer Services — 0.0%(2)
Benesse Holdings, Inc.	12,400	$537,852

		$537,852

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	16,883	$2,136,712
CME Group, Inc.	4,775	338,786
Deutsche Boerse AG	11,870	920,336
Groupe Bruxelles Lambert SA	4,239	440,574
ING Groep NV(1)	203,360	2,853,646

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Diversified Financial Services (continued)
Investor AB, Class B	56,000	$2,098,386
McGraw Hill Financial, Inc.	27,142	2,253,600
Moody’s Corp.	18,539	1,625,129
ORIX Corp.	41,300	684,787

		$13,351,956

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	229,110	$8,101,330
Belgacom SA	25,589	849,470
BT Group PLC	454,642	2,987,479
Deutsche Telekom AG	220,347	3,864,669
Frontier Communications Corp.	60,044	350,657
Orange SA	55,102	871,841
Telefonica SA	180,183	3,093,354
Verizon Communications, Inc.	171,611	8,396,926

		$28,515,726

Electric Utilities — 0.8%
Acciona SA	8,786	$785,529
Duke Energy Corp.	20,897	1,550,348
Edison International	51,169	2,973,431
Enel SpA	375,898	2,186,463
Fortum Oyj	63,829	1,711,443
Hokkaido Electric Power Co., Inc.(1)	104,600	807,438
Iberdrola SA	72,714	556,228
Pepco Holdings, Inc.	18,841	517,751

		$11,088,631

Electrical Equipment — 0.7%
ABB, Ltd.	292,957	$6,741,038
Fujikura, Ltd.	69,000	336,107
Legrand SA	47,726	2,922,769
Mabuchi Motor Co., Ltd.	5,000	379,138

		$10,379,052

Electronic Equipment, Instruments & Components — 0.9%
Alps Electric Co., Ltd.	153,700	$1,975,073
Corning, Inc.	19,975	438,451
InvenSense, Inc.(1)	18,988	430,838
Keyence Corp.	1,210	529,118
Knowles Corp.(1)	3,712	114,107
Kyocera Corp.	107,400	5,099,760
OMRON Corp.	16,500	695,798
Taiyo Yuden Co., Ltd.	124,900	1,383,998

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
TDK Corp.	49,100	$2,305,280

		$12,972,423

Energy Equipment & Services — 1.0%
CGG SA(1)	31,600	$447,670
Halliburton Co.	70,972	5,039,722
Schlumberger, Ltd.	62,861	7,414,455
Technip SA	9,124	996,900

		$13,898,747

Food & Staples Retailing — 1.3%
Carrefour SA	208,600	$7,691,957
CVS Caremark Corp.	80,429	6,061,934
Seven & i Holdings Co., Ltd.	72,700	3,064,290
UNY Group Holdings Co., Ltd.	76,200	477,783
Wal-Mart Stores, Inc.	13,122	985,068

		$18,281,032

Food Products — 3.3%
Campbell Soup Co.	14,087	$645,325
Kraft Foods Group, Inc.	56,682	3,398,086
Mondelez International, Inc., Class A	238,500	8,969,985
Nestle SA	322,714	25,006,109
Nissin Foods Holdings Co., Ltd.	11,700	601,536
Toyo Suisan Kaisha, Ltd.	6,000	184,948
Unilever NV	173,549	7,596,770
Yakult Honsha Co., Ltd.	15,300	774,924

		$47,177,683

Gas Utilities — 0.1%
Gas Natural SDG SA	3,226	$101,920
Snam SpA	175,073	1,054,452

		$1,156,372

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	113,910	$4,658,919
Analogic Corp.	10,189	797,187
Covidien PLC	51,806	4,671,865
Hologic, Inc.(1)	17,554	444,994
Medtronic, Inc.	35,589	2,269,155
Olympus Corp.(1)	65,500	2,253,614
Terumo Corp.	62,400	1,397,938

		$16,493,672

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 1.0%
DaVita HealthCare Partners, Inc.(1)	17,963	$1,299,084
Express Scripts Holding Co.(1)	30,000	2,079,900
McKesson Corp.	22,301	4,152,669
Team Health Holdings, Inc.(1)	17,059	851,927
Tenet Healthcare Corp.(1)	34,556	1,622,059
UnitedHealth Group, Inc.	49,027	4,007,957

		$14,013,596

Hotels, Restaurants & Leisure — 1.1%
Accor SA	26,214	$1,362,486
Bally Technologies, Inc.(1)	8,316	546,528
International Game Technology	29,429	468,215
Marriott International, Inc., Class A	10,655	682,986
McDonald’s Corp.	60,868	6,131,842
Six Flags Entertainment Corp.	35,954	1,529,843
Yum! Brands, Inc.	68,297	5,545,716

		$16,267,616

Household Durables — 0.3%
Casio Computer Co., Ltd.	63,200	$917,989
Nikon Corp.	37,500	590,777
PulteGroup, Inc.	84,375	1,701,000
Sekisui Chemical Co., Ltd.	61,000	707,211

		$3,916,977

Household Products — 1.1%
Clorox Co. (The)	18,837	$1,721,702
Colgate-Palmolive Co.	7,994	545,031
Henkel AG & Co. KGaA, PFC Shares	18,309	2,115,281
Kimberly-Clark Corp.	23,485	2,612,002
Procter & Gamble Co. (The)	63,948	5,025,673
Reckitt Benckiser Group PLC	25,431	2,217,460
Unicharm Corp.	12,400	739,305

		$14,976,454

Industrial Conglomerates — 1.9%
3M Co.	52,573	$7,530,557
General Electric Co.	134,944	3,546,328
Nisshinbo Holdings, Inc.	109,000	1,093,055
Siemens AG	113,166	14,941,776
Toshiba Corp.	93,000	434,722

		$27,546,438

Security	Shares	Value

Insurance — 4.3%
ACE, Ltd.	23,988	$2,487,556
Ageas NV SA	22,500	897,327
Allianz SE	69,106	11,534,746
Allstate Corp. (The)	16,927	993,953
Assicurazioni Generali SpA	235,416	5,155,730
Cincinnati Financial Corp.	56,776	2,727,519
Delta Lloyd NV	38,000	964,802
Hartford Financial Services Group, Inc.	48,969	1,753,580
HCC Insurance Holdings, Inc.	13,464	658,928
Lincoln National Corp.	27,116	1,394,847
Marsh & McLennan Cos., Inc.	85,867	4,449,628
MetLife, Inc.	99,556	5,531,331
MS&AD Insurance Group Holdings, Inc.	48,200	1,164,938
Principal Financial Group, Inc.	44,331	2,237,829
Prudential Financial, Inc.	37,177	3,300,202
Prudential PLC	349,752	8,013,326
SCOR SE	63,370	2,182,018
Sony Financial Holdings, Inc.	6,900	117,798
Standard Life PLC	479,801	3,069,520
Swiss Life Holding AG	8,264	1,958,912
T&D Holdings, Inc.	54,600	742,644

		$61,337,134

Internet & Catalog Retail — 2.1%
Amazon.com, Inc.(1)	49,368	$16,033,739
Netflix, Inc.(1)	6,326	2,787,236
Priceline Group, Inc. (The)(1)	8,664	10,422,792
Shutterfly, Inc.(1)	21,804	938,880

		$30,182,647

Internet Software & Services — 4.0%
eBay, Inc.(1)	94,830	$4,747,190
Facebook, Inc., Class A(1)	163,423	10,996,734
Google, Inc., Class A(1)	32,847	19,204,655
Google, Inc., Class C(1)	32,847	18,896,222
LinkedIn Corp., Class A(1)	7,885	1,352,041
United Internet AG	32,975	1,448,663

		$56,645,505

IT Services — 1.7%
Accenture PLC, Class A	6,228	$503,472
Amadeus IT Holding SA, Class A	24,489	1,009,517
AtoS	5,628	468,760
CapGemini SA	44,329	3,163,483
Cognizant Technology Solutions Corp., Class A(1)	125,064	6,116,880

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

IT Services (continued)
Fidelity National Information Services, Inc.	51,873	$2,839,528
Indra Sistemas SA	100,870	1,801,185
International Business Machines Corp.	21,067	3,818,815
MasterCard, Inc., Class A	32,320	2,374,550
Nomura Research Institute, Ltd.	6,800	214,238
NTT Data Corp.	29,100	1,119,084
Obic Co., Ltd.	7,300	240,754
Otsuka Corp.	7,800	378,257
Western Union Co.	19,046	330,258

		$24,378,781

Leisure Products — 0.1%
Hasbro, Inc.	21,651	$1,148,586

		$1,148,586

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	13,037	$748,845
PerkinElmer, Inc.	27,425	1,284,587
Thermo Fisher Scientific, Inc.	17,359	2,048,362

		$4,081,794

Machinery — 1.8%
Caterpillar, Inc.	22,215	$2,414,104
Dover Corp.	7,424	675,213
Ebara Corp.	278,000	1,757,742
FANUC Corp.	48,127	8,310,949
IHI Corp.	213,000	992,882
Japan Steel Works, Ltd.	24,000	105,352
Kawasaki Heavy Industries, Ltd.	107,000	407,903
Komatsu, Ltd.	67,800	1,573,860
Kurita Water Industries, Ltd.	6,200	143,597
Makita Corp.	6,700	414,086
MAN AG	10,039	1,240,688
NSK, Ltd.	32,000	416,427
Okuma Corp.	32,000	307,931
Pall Corp.	23,035	1,966,959
Parker Hannifin Corp.	10,418	1,309,855
SMC Corp.	1,900	509,127
Snap-On, Inc.	9,395	1,113,495
Stanley Black & Decker, Inc.	26,792	2,352,873

		$26,013,043

Marine — 0.1%
Kirby Corp.(1)	3,948	$462,469
Nippon Yusen KK	153,000	441,340

		$903,809

Security	Shares	Value

Media — 3.7%
British Sky Broadcasting Group PLC	447,757	$6,924,723
Cablevision Systems Corp.	25,804	455,441
Comcast Corp., Class A	316,221	16,974,743
Dentsu, Inc.	41,200	1,677,862
Hakuhodo DY Holdings, Inc.	20,900	207,710
IMAX Corp.(1)	27,549	784,596
Interpublic Group of Cos., Inc.	50,333	981,997
Liberty Global PLC, Series A(1)	11,898	526,130
Liberty Global PLC, Series C(1)	29,666	1,255,168
Omnicom Group, Inc.	49,381	3,516,915
ProSiebenSat.1 Media AG	27,382	1,218,746
Sirius XM Holdings, Inc.(1)	192,975	667,694
Time Warner Cable, Inc.	26,148	3,851,600
Time Warner, Inc.	22,926	1,610,551
Time, Inc.(1)	2,865	69,390
Twenty-First Century Fox, Inc., Class A	60,000	2,109,000
Walt Disney Co. (The)	114,766	9,840,037
Wolters Kluwer NV	961	28,466

		$52,700,769

Metals & Mining — 1.5%
BHP Billiton PLC	189,390	$6,156,879
Daido Steel Co., Ltd.	85,000	434,925
Dowa Holdings Co., Ltd.	105,000	990,297
Freeport-McMoRan Copper & Gold, Inc.	20,000	730,000
Glencore PLC	483,787	2,696,007
JFE Holdings, Inc.	8,400	173,747
Mitsubishi Materials Corp.	80,000	280,658
Nucor Corp.	23,673	1,165,895
Pacific Metals Co., Ltd.(1)	42,000	204,728
Rio Tinto PLC	141,107	7,618,965
Sumitomo Metal Mining Co., Ltd.	51,000	832,420
United States Steel Corp.	15,000	390,600

		$21,675,121

Multi-Utilities — 1.6%
Centrica PLC	778,444	$4,159,712
CMS Energy Corp.	137,634	4,287,299
Consolidated Edison, Inc.	24,350	1,405,969
Dominion Resources, Inc.	27,793	1,987,755
GDF Suez	294,016	8,100,599
NiSource, Inc.	42,420	1,668,803
Public Service Enterprise Group, Inc.	6,502	265,217
Veolia Environnement	37,663	717,507

		$22,592,861

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Multiline Retail — 1.1%
Isetan Mitsukoshi Holdings, Ltd.	71,332	$929,446
Macy’s, Inc.	48,120	2,791,922
Marks & Spencer Group PLC	432,844	3,148,638
Next PLC	41,584	4,603,478
Nordstrom, Inc.	19,173	1,302,422
Target Corp.	41,968	2,432,046

		$15,207,952

Oil, Gas & Consumable Fuels — 6.5%
Anadarko Petroleum Corp.	23,006	$2,518,467
BP PLC	962,053	8,471,759
Chevron Corp.	74,362	9,707,959
ConocoPhillips	63,945	5,482,005
ENI SpA	230,830	6,313,125
Exxon Mobil Corp.	108,275	10,901,127
Idemitsu Kosan Co., Ltd.	12,400	269,262
Marathon Petroleum Corp.	13,958	1,089,701
Newfield Exploration Co.(1)	28,252	1,248,738
Phillips 66	36,105	2,903,925
Royal Dutch Shell PLC, Class A	291,192	12,032,850
Royal Dutch Shell PLC, Class B	234,515	10,192,041
Total SA	199,276	14,417,549
Williams Cos., Inc.	91,827	5,345,250
WPX Energy, Inc.(1)	16,500	394,515

		$91,288,273

Paper & Forest Products — 0.1%
International Paper Co.	29,828	$1,505,419
OJI Paper Co., Ltd.	95,000	390,926

		$1,896,345

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	25,480	$1,892,145
Kao Corp.	61,054	2,404,535

		$4,296,680

Pharmaceuticals — 8.0%
AbbVie, Inc.	48,532	$2,739,146
Actavis PLC(1)	19,130	4,266,947
Allergan, Inc.	17,063	2,887,401
Astellas Pharma, Inc.	292,000	3,839,965
AstraZeneca PLC	117,424	8,736,067
Bayer AG	26,130	3,686,241
Chugai Pharmaceutical Co., Ltd.	99,100	2,794,285

Security	Shares	Value

Pharmaceuticals (continued)
Eisai Co., Ltd.	43,946	$1,844,207
Eli Lilly & Co.	17,949	1,115,889
GlaxoSmithKline PLC	118,141	3,145,525
Hisamitsu Pharmaceutical Co., Inc.	3,300	147,566
Johnson & Johnson	75,033	7,849,952
Mallinckrodt PLC(1)	6,475	518,130
Merck & Co., Inc.	156,528	9,055,145
Mitsubishi Tanabe Pharma Corp.	10,000	149,691
Novartis AG	218,832	19,817,065
Pfizer, Inc.	109,562	3,251,800
Roche Holding AG PC	75,965	22,634,289
Sanofi	124,447	13,227,408
Takeda Pharmaceutical Co., Ltd.	20,531	952,900
UCB SA	9,177	776,394

		$113,436,013

Professional Services — 0.4%
Adecco SA	26,539	$2,183,998
Equifax, Inc.	15,217	1,103,841
Experian PLC	29,123	492,038
Intertek Group PLC	7,167	336,975
Robert Half International, Inc.	36,884	1,760,842

		$5,877,694

Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	17,793	$1,601,014
AvalonBay Communities, Inc.	5,904	839,490
British Land Co. PLC	107,910	1,296,606
Intu Properties PLC	189,600	1,011,342
Japan Real Estate Investment Corp.	74	431,030
Nippon Building Fund, Inc.	80	467,751
Simon Property Group, Inc.	26,522	4,410,078
Washington Prime Group, Inc.(1)	13,261	248,511

		$10,305,822

Real Estate Management & Development — 0.4%
Capital & Counties Properties PLC	189,600	$1,056,370
CBRE Group, Inc., Class A(1)	41,385	1,325,976
Daito Trust Construction Co., Ltd.	6,300	740,811
Heiwa Real Estate Co., Ltd.	40,500	652,030
Nomura Real Estate Holdings, Inc.	27,400	518,975
NTT Urban Development Corp.	44,300	498,894
Sumitomo Realty & Development Co., Ltd.	36,000	1,546,435

		$6,339,491

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Road & Rail — 0.7%
Central Japan Railway Co.	5,500	$785,115
CSX Corp.	115,014	3,543,581
East Japan Railway Co.	11,200	882,471
Hankyu Hanshin Holdings, Inc.	128	731
Kansas City Southern	15,468	1,662,965
Keio Corp.	76,000	597,619
Ryder System, Inc.	14,154	1,246,826
Tobu Railway Co., Ltd.	135,000	706,995

		$9,426,303

Semiconductors & Semiconductor Equipment — 3.4%
Advanced Micro Devices, Inc.(1)	190,688	$798,983
ARM Holdings PLC	320,204	4,814,867
Cree, Inc.(1)	17,003	849,300
Cypress Semiconductor Corp.(1)	217,447	2,372,347
Intel Corp.	633,070	19,561,863
Marvell Technology Group, Ltd.	164,177	2,352,657
NXP Semiconductors NV(1)	54,841	3,629,377
ROHM Co., Ltd.	11,200	642,375
Sumco Corp.	40,300	369,385
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	28,819	616,438
Texas Instruments, Inc.	157,242	7,514,595
Tokyo Electron, Ltd.	62,400	4,252,829

		$47,775,016

Software — 3.7%
Citrix Systems, Inc.(1)	34,110	$2,133,580
Compuware Corp.	19,657	196,373
Electronic Arts, Inc.(1)	53,174	1,907,351
Konami Corp.	33,000	730,089
Microsoft Corp.	919,340	38,336,478
Oracle Corp.	179,586	7,278,621
Oracle Corp. Japan	7,000	306,199
Trend Micro, Inc.	40,097	1,321,271

		$52,209,962

Specialty Retail — 2.3%
CarMax, Inc.(1)	5,464	$284,183
FAST RETAILING Co., Ltd.	43,000	14,165,471
Gap, Inc. (The)	63,579	2,642,979
Groupe FNAC SA(1)	922	48,035
Home Depot, Inc. (The)	87,658	7,096,792
Lowe’s Companies, Inc.	102,395	4,913,936
Tiffany & Co.	26,337	2,640,284
USS Co., Ltd.	27,200	464,257

Security	Shares	Value

Specialty Retail (continued)
Yamada Denki Co., Ltd.	43,600	$155,423

		$32,411,360

Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	672,504	$62,495,797
Brother Industries, Ltd.	22,000	381,426
Canon, Inc.	34,800	1,137,333
Hewlett-Packard Co.	78,955	2,659,204
Konica Minolta, Inc.	66,500	657,292
NEC Corp.	77,000	245,746
NetApp, Inc.	20,000	730,400
Ricoh Co., Ltd.	28,000	333,722

		$68,640,920

Textiles, Apparel & Luxury Goods — 1.2%
Adidas AG	11,824	$1,195,598
Asics Corp.	20,000	467,034
Christian Dior SA	10,660	2,122,391
Coach, Inc.	16,626	568,443
Hanesbrands, Inc.	25,679	2,527,841
Kering SA	7,380	1,618,958
LVMH Moet Hennessy Louis Vuitton SA	10,000	1,929,689
NIKE, Inc., Class B	60,220	4,670,061
Onward Holdings Co., Ltd.	30,000	215,369
Swatch Group, Ltd. (The), Bearer Shares	2,352	1,418,179

		$16,733,563

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	143,584	$1,411,431

		$1,411,431

Tobacco — 2.1%
British American Tobacco PLC	243,393	$14,482,430
Imperial Tobacco Group PLC	143,738	6,466,489
Japan Tobacco, Inc.	76,500	2,789,352
Lorillard, Inc.	5,156	314,361
Philip Morris International, Inc.	64,219	5,414,304

		$29,466,936

Trading Companies & Distributors — 0.5%
Marubeni Corp.	147,000	$1,075,889
Mitsubishi Corp.	77,500	1,613,116
Sumitomo Corp.	97,400	1,314,233
Wolseley PLC	47,906	2,624,341

		$6,627,579

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Transportation Infrastructure — 0.1%
ADP	6,667	$878,955
Kamigumi Co., Ltd.	46,000	423,439

		$1,302,394

Wireless Telecommunication Services — 1.6%
KDDI Corp.	72,100	$4,399,077
SoftBank Corp.	133,598	9,956,117
T-Mobile US, Inc.(1)	10,717	360,305
Vodafone Group PLC	2,557,042	8,546,346

		$23,261,845

Total Common Stocks — 100.1% (identified cost $762,027,232)		$1,417,131,090

Call Options Written — (0.8)%

Exchange-Traded Options — (0.6)%

Description	Number of Contracts	Strike Price	Expiration Date	Value

NASDAQ 100 Index	170	$3,805	7/3/14	$(834,700)
NASDAQ 100 Index	180	3,800	7/11/14	(1,092,600)
NASDAQ 100 Index	210	3,810	7/19/14	(1,267,350)
NASDAQ 100 Index	215	3,825	7/25/14	(1,245,925)
S&P 500 Index	615	1,955	7/3/14	(596,550)
S&P 500 Index	505	1,945	7/11/14	(1,078,175)
S&P 500 Index	550	1,970	7/19/14	(481,250)
S&P 500 Index	590	1,960	7/25/14	(1,026,600)

				$(7,623,150)

Over-the-Counter Options — (0.2)%

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	Citibank NA	27,350	EUR 3,300	7/18/14	$(380,121)
Dow Jones Euro Stoxx 50 Index	Deutsche Bank AG	27,300	EUR 3,275	7/18/14	(657,922)
FTSE 100 Index	Credit Suisse International	6,550	GBP 6,800	7/18/14	(344,697)
FTSE 100 Index	Deutsche Bank AG	7,000	GBP 6,875	7/18/14	(110,813)
Nikkei 225 Index	Deutsche Bank AG	500,000	JPY 15,375	7/11/14	(407,186)
Nikkei 225 Index	Morgan Stanley & Co. International PLC	460,000	JPY 15,000	7/11/14	(1,214,649)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
SMI Index	Citibank NA	2,950	CHF 8,700	7/18/14	$(60,211)
SMI Index	Societe Generale	3,250	CHF 8,750	7/18/14	(37,748)

					$(3,213,347)

Total Call Options Written (premiums received $12,514,174)					$(10,836,497)

Other Assets, Less Liabilities — 0.7%					$9,052,521

Net Assets — 100.0%					$1,415,347,114

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate
PFC Shares	–	Preference Shares

CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound Sterling
JPY	–	Japanese Yen

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	54.6%	$773,439,945
United Kingdom	11.6	163,988,679
Japan	11.0	156,001,435
Switzerland	5.9	84,007,748
France	5.6	78,705,249
Germany	5.2	73,173,966
Spain	2.0	28,605,814
Netherlands	1.5	21,888,222
Italy	1.4	20,144,206
Belgium	0.4	5,170,053
Bermuda	0.2	2,478,283
Denmark	0.2	2,201,720
Ireland	0.1	2,114,907
Sweden	0.1	2,098,386
Finland	0.1	1,711,443
Canada	0.1	784,596
Taiwan	0.0 (1)	616,438

Total Investments	100.0%	$1,417,131,090

(1)	Amount is less than 0.05%.

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Investments, at value (identified cost, $762,027,232)	$1,417,131,090
Cash	5,478,564
Foreign currency, at value (identified cost, $1,269,893)	1,276,023
Dividends receivable	1,455,051
Receivable for investments sold	62,489
Tax reclaims receivable	2,154,970
Total assets	$1,427,558,187

Liabilities
Written options outstanding, at value (premiums received, $12,514,174)	$10,836,497
Payable to affiliates:
Investment adviser fee	1,160,711
Trustees’ fees	14,865
Accrued expenses	199,000
Total liabilities	$12,211,073
Net Assets	$1,415,347,114

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 106,442,735 shares issued and outstanding	$1,064,427
Additional paid-in capital	903,156,723
Accumulated net realized loss	(99,871,833)
Accumulated distributions in excess of net investment income	(45,851,330)
Net unrealized appreciation	656,849,127
Net Assets	$1,415,347,114

Net Asset Value
($1,415,347,114 ÷ 106,442,735 common shares issued and outstanding)	$13.30

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Dividends (net of foreign taxes, $1,668,432)	$27,373,149
Total investment income	$27,373,149

Expenses
Investment adviser fee	$6,895,640
Trustees’ fees and expenses	31,566
Custodian fee	252,907
Transfer and dividend disbursing agent fees	9,539
Legal and accounting services	42,000
Printing and postage	240,932
Miscellaneous	109,308
Total expenses	$7,581,892
Deduct —
Reduction of custodian fee	$1,505
Total expense reductions	$1,505

Net expenses	$7,580,387

Net investment income	$19,792,762

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$33,611,218
Written options	(18,532,556)
Foreign currency transactions	99,703
Net realized gain	$15,178,365
Change in unrealized appreciation (depreciation) —
Investments	$21,087,050
Written options	23,931,728
Foreign currency	(77,100)
Net change in unrealized appreciation (depreciation)	$44,941,678

Net realized and unrealized gain	$60,120,043

Net increase in net assets from operations	$79,912,805

15	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment income	$19,792,762	$18,396,955
Net realized gain (loss) from investment transactions, written options and foreign currency transactions	15,178,365	(66,345,463)
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	44,941,678	253,297,924
Net increase in net assets from operations	$79,912,805	$205,349,416
Distributions to shareholders —
From net investment income	$(62,141,269)*	$(20,093,017)
Tax return of capital	—	(104,202,559)
Total distributions	$(62,141,269)	$(124,295,576)
Capital share transactions —
Cost of shares repurchased (see Note 5)	$—	$(747,820)
Net decrease in net assets from capital share transactions	$—	$(747,820)

Net increase in net assets	$17,771,536	$80,306,020

Net Assets
At beginning of period	$1,397,575,578	$1,317,269,558
At end of period	$1,415,347,114	$1,397,575,578

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(45,851,330)	$(3,502,823)

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

16	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Financial Highlights

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$13.130		$12.370	$12.220	$13.320	$13.840	$12.450

Income (Loss) From Operations
Net investment income(1)	$0.186	(2)	$0.173	$0.223	$0.198	$0.160	$0.199
Net realized and unrealized gain (loss)	0.568		1.754	1.084	(0.088)	0.792	2.991

Total income from operations	$0.754		$1.927	$1.307	$0.110	$0.952	$3.190

Less Distributions
From net investment income	$(0.584	)*	$(0.189)	$(0.233)	$(0.194)	$(0.167)	$(0.204)
From net realized gain	—		—	—	—	(0.019)	—
Tax return of capital	—		(0.979)	(0.935)	(1.016)	(1.286)	(1.596)

Total distributions	$(0.584)		$(1.168)	$(1.168)	$(1.210)	$(1.472)	$(1.800)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$—		$0.001	$0.011	$—	$—	$—

Net asset value — End of period	$13.300		$13.130	$12.370	$12.220	$13.320	$13.840

Market value — End of period	$12.760		$12.100	$10.690	$10.280	$12.250	$13.890

Total Investment Return on Net Asset Value(3)	6.20	%(4)	17.46%	12.46%	2.21%	8.24%	28.83%

Total Investment Return on Market Value(3)	10.56	%(4)	25.26%	15.53%	(6.50)%	(0.81)%	59.07%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,415,347		$1,397,576	$1,317,270	$1,309,944	$1,427,841	$1,478,242
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.10	%(6)	1.10%	1.08%	1.08%	1.09%	1.09%
Net investment income	2.87	%(2)(6)	1.37%	1.77%	1.53%	1.23%	1.57%
Portfolio Turnover	2	%(4)	2%	5%	17%	12%	31%

(1)	Computed using average shares outstanding.

(2)	Net investment income per share reflects special dividends which amounted to $0.077 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.69%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

17	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2013, the Fund, for federal income tax purposes, had deferred capital losses of $122,506,784 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

As of June 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

18

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

Subject to its Managed Distribution Plan, the Fund makes monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended June 30, 2014, the amount of distributions estimated to be a tax return of capital was approximately $51,171,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage, if any. For the six months ended June 30, 2014, the Fund’s investment adviser fee amounted to $6,895,640. Pursuant to a sub-advisory agreement, EVM has delegated a portion of the investment management to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. EVM also serves as administrator of the Fund, but receives no compensation.

19

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $22,293,886 and $83,250,708, respectively, for the six months ended June 30, 2014.

5  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended June 30, 2014 and the year ended December 31, 2013.

On August 6, 2012, the Board of Trustees of the Fund authorized the repurchase by the Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). On September 30, 2013, the Board of Trustees of the Fund approved the continuation of the Fund’s share repurchase program. The Board authorized the repurchase by the Fund of up to 10% of its common shares outstanding as of September 30, 2013 in open market transactions at a discount to NAV. The terms of the reauthorization increased the number of shares available for repurchase. The repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended June 30, 2014. During the year ended December 31, 2013, the Fund repurchased 67,000 of its common shares under the share repurchase program at a cost, including brokerage commissions, of $747,820 and an average price per share of $11.16. The weighted average discount per share to NAV on these repurchases amounted to 10.49% for the year ended December 31, 2013.

6  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$766,456,341

Gross unrealized appreciation	$663,040,441
Gross unrealized depreciation	(12,365,692)

Net unrealized appreciation	$650,674,749

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at June 30, 2014 is included in the Portfolio of Investments.

Written options activity for the six months ended June 30, 2014 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	1,001,510	$13,876,769
Options written	6,185,885	79,782,220
Options terminated in closing purchase transactions	(4,194,045)	(57,787,799)
Options expired	(1,955,915)	(23,357,016)

Outstanding, end of period	1,037,435	$12,514,174

20

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

All of the securities of the Fund, unless otherwise pledged, are subject to segregation to satisfy the requirements of the escrow agent with respect to exchanged-traded options. At June 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

The Fund enters into over-the-counter written options that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At June 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $3,213,347. At June 30, 2014, there were no assets pledged by the Fund for such liability.

The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Written options	$—	$(10,836,497	)(1)

Derivatives not subject to master netting or similar agreements	$—	$(7,623,150)

Total Derivatives subject to master netting or similar agreements	$—	$(3,213,347)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

21

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for such liabilities as of June 30, 2014.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Citibank NA	$(440,332)	$ —	$ —	$ —	$(440,332)
Credit Suisse International	(344,697)	—	—	—	(344,697)
Deutsche Bank AG	(1,175,921)	—	—	—	(1,175,921)
Morgan Stanley & Co. International PLC	(1,214,649)	—	—	—	(1,214,649)
Societe Generale	(37,748)	—	—	—	(37,748)

	$(3,213,347)	$—	$—	$—	$(3,213,347)

(a)	In some instances, the actual collateral pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Written options	$(18,532,556	)(1)	$23,931,728	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$132,889,540	$74,508,497	$—	$207,398,037
Consumer Staples	52,514,684	82,302,065	—	134,816,749
Energy	52,045,864	53,141,156	—	105,187,020
Financials	86,146,419	117,437,223	—	203,583,642
Health Care	105,367,158	85,403,155	—	190,770,313
Industrials	49,503,635	80,519,632	—	130,023,267
Information Technology	259,911,256	37,025,502	—	296,936,758
Materials	13,003,720	48,796,149	—	61,799,869
Telecommunication Services	17,209,218	34,568,353	—	51,777,571
Utilities	14,656,573	20,181,291	—	34,837,864

Total Common Stocks	$783,248,067	$633,883,023 *	$—	$1,417,131,090

Total Investments	$783,248,067	$633,883,023	$—	$1,417,131,090

Liability Description

Call Options Written	$(7,623,150)	$(3,213,347)	$—	$(10,836,497)

Total	$(7,623,150)	$(3,213,347)	$—	$(10,836,497)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

10  Legal Proceedings

In November 2010, the Fund was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. This action is now part of a multi-district litigation proceeding in the Southern District of New York. The motion to dismiss briefing is ongoing and is expected to continue throughout 2014. The value of the proceeds received by the Fund is approximately $891,000 (equal to 0.06% of net assets at June 30, 2014).

The Fund cannot predict the outcome of these proceedings or the effect, if any, on the Fund’s net asset value. The attorneys’ fees and costs related to these actions will be expensed by the Fund as incurred.

23

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on April 24, 2014. The following action was taken by the shareholders:

Item 1:  The election of Valerie A. Mosley, Helen Frame Peters and Ralph F. Verni as Class III Trustees of the Fund for a three-year term expiring in 2017.

Nominee for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld
Valerie A. Mosley	97,015,388	1,462,671
Helen Frame Peters	96,983,785	1,494,274
Ralph F. Verni	96,893,929	1,584,130

24

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seventeen, seven, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating its activities in implementing the Fund’s investment strategy. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and selling call options on one or more U.S. and foreign indices. The Board noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading,

26

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2013 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

27

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2014

Officers and Trustees

Officers of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

Walter A. Row, III

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of June 30, 2014, Fund records indicate that there are 41 registered shareholders and approximately 59,327 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is ETW.

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  On September 30, 2013, the Fund’s Board of Trustees approved the continuation of the Fund’s share repurchase program. The Board authorized the Fund to repurchase up to 10% of its common shares outstanding as of September 30, 2013 in open market transactions at a discount to net asset value (NAV). Under the previous authorization, the Fund could repurchase up to 10% of its common shares outstanding as of August 8, 2012 at a discount to NAV in the open market. The terms of the reauthorization increased the number of shares available for repurchase. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

29

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7746    6.30.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from
Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	August 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 7, 2014

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	August 7, 2014